Financial instruments: valuation - Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of assets
Financial assets, at fair value	£ 162,882	£ 202,880
Level 1
Fair value of assets
Financial assets, at fair value	17,848	48,443
Level 2
Fair value of assets
Financial assets, at fair value	142,701	152,385
Level 3
Fair value of assets
Financial assets, at fair value	2,333	2,052	£ 1,723
Financial liabilities (other)
Fair value of assets
Carrying value, Financial liabilities	49,107	49,326
Cash and balances at central banks
Fair value of assets
Financial Assets	144,832	177,757
Loans to banks - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets	7,139	7,682
Loans to customers - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets	366,340	358,990
Other equity securities [member]
Fair value of assets
Financial assets, at fair value	16,861	37,017
Other equity securities [member] | Level 1
Fair value of assets
Financial assets, at fair value	10,380	28,880
Other equity securities [member] | Level 2
Fair value of assets
Financial assets, at fair value	6,278	7,951
Other equity securities [member] | Level 3
Fair value of assets
Financial assets, at fair value	203	186
Items where fair value approximates carrying value | Cash and balances at central banks | Financial assets at amortised cost
Fair value of assets
Financial Assets	144,800	177,800
Items where fair value approximates carrying value | Settlement balances | Financial assets at amortised cost
Fair value of assets
Financial Assets	2,600	2,100
Items where fair value approximates carrying value | Loans to banks - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets	100	100
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets	7,000	7,500
Financial assets, at fair value	7,000	7,500
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Level 2 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	4,200	5,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Level 3 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	2,800	2,500
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets	366,300	359,000
Financial assets, at fair value	354,500	354,100
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Level 2 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	20,300	28,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Level 3 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	334,200	326,100
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial assets - securities | Financial assets at amortised cost
Fair value of assets
Financial Assets	13,100	8,600
Financial assets, at fair value	12,800	8,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial assets - securities | Level 1 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	3,600	4,400
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial assets - securities | Level 2 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	3,200	700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial assets - securities | Level 3 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	£ 6,000	£ 3,500